Vanguard® Advice Select Global Value Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Belgium (0.9%)
	UCB SA	80,925	7,166
Brazil (0.6%)
	Banco Bradesco SA ADR	1,282,419	4,527
Canada (1.3%)
	Canadian Natural Resources Ltd.	174,771	10,626
China (6.0%)
	Tencent Holdings Ltd.	309,846	14,241
	ANTA Sports Products Ltd.	717,800	8,506
	BYD Co. Ltd. Class H	217,703	7,754
*	Trip.com Group Ltd.	130,099	5,314
	Ping An Insurance Group Co. of China Ltd. Class H	618,215	4,505
	Haier Smart Home Co. Ltd. Class H	1,202,582	3,955
[1]	CSC Financial Co. Ltd. Class H	2,941,335	3,482
			47,757
France (2.7%)
	Capgemini SE	42,502	7,702
	Engie SA	448,808	7,363
	Airbus SE	44,147	6,503
			21,568
Hong Kong (3.2%)
	Techtronic Industries Co. Ltd.	776,439	8,821
*	Sands China Ltd.	2,274,762	8,763
	CK Asset Holdings Ltd.	833,619	4,828
[1]	WH Group Ltd.	5,544,537	3,026
			25,438
India (0.6%)
	Genpact Ltd.	132,094	4,767
Ireland (3.1%)
	CRH plc	160,868	9,627
*	Ryanair Holdings plc ADR	73,811	7,568
	Bank of Ireland Group plc	712,791	7,456
			24,651
Italy (0.9%)
	Banca Generali SpA	184,413	6,908
Japan (7.4%)
	T&D Holdings Inc.	744,286	12,101
	Chugai Pharmaceutical Co. Ltd.	357,980	10,654
	Nippon Telegraph & Telephone Corp.	6,650,900	7,627

		Shares	Market Value ($000)
	Asahi Group Holdings Ltd.	177,782	6,988
	Dai-ichi Life Holdings Inc.	306,740	6,267
	MINEBEA MITSUMI Inc.	253,250	4,691
	MatsukiyoCocokara & Co.	60,402	3,535
	THK Co. Ltd.	172,520	3,459
	TOTO Ltd.	102,090	3,138
			58,460
Netherlands (2.1%)
*	AerCap Holdings NV	135,097	8,621
	Aegon NV	1,497,602	8,129
			16,750
Norway (0.9%)
	Equinor ASA ADR	242,153	7,429
Russia (0.0%)
[2]	Sberbank of Russia PJSC	37,200	—
South Korea (1.5%)
	Samsung Electronics Co. Ltd. GDR	8,254	9,294
	Kangwon Land Inc.	192,533	2,357
			11,651
Spain (3.3%)
	Iberdrola SA	1,113,342	13,896
[1]	Cellnex Telecom SA	165,586	6,763
	Almirall SA	541,019	5,190
			25,849
Sweden (1.3%)
	Sandvik AB	517,931	10,521
Switzerland (1.3%)
	Novartis AG ADR	97,102	10,186
United Kingdom (9.0%)
	Unilever plc	243,956	13,109
	AstraZeneca plc	89,177	12,813
	Rio Tinto plc	144,714	9,565
	B&M European Value Retail SA	1,205,187	8,560
	Haleon plc	1,827,429	7,888
	Mondi plc	322,751	5,661
	Admiral Group plc	185,073	5,053
	Rentokil Initial plc	546,979	4,460
	HSBC Holdings plc	465,236	3,865
			70,974
United States (52.7%)
*	Alphabet Inc. Class A	223,549	29,669
	Schlumberger NV	267,584	15,611
	QUALCOMM Inc.	101,766	13,450
	NXP Semiconductors NV	57,497	12,821
	Pfizer Inc.	351,690	12,682
	Halliburton Co.	308,295	12,048
	Allstate Corp.	93,615	10,549
	Westinghouse Air Brake Technologies Corp.	88,949	10,535
	Micron Technology Inc.	147,362	10,520
	Tyson Foods Inc. Class A	185,082	10,313
	New York Community Bancorp Inc.	728,435	10,103
	Microsoft Corp.	29,579	9,936
	FMC Corp.	101,346	9,752
*	Dollar Tree Inc.	61,342	9,467

		Shares	Market Value ($000)
	Knight-Swift Transportation Holdings Inc. Class A	151,840	9,224
	Reliance Steel & Aluminum Co.	29,597	8,668
	Voya Financial Inc.	115,453	8,574
	American Tower Corp.	45,028	8,569
	Equinix Inc.	10,543	8,539
	Leidos Holdings Inc.	89,048	8,329
	Raymond James Financial Inc.	75,533	8,314
	Charles Schwab Corp.	125,397	8,289
	Extra Space Storage Inc.	58,793	8,206
	Quest Diagnostics Inc.	60,479	8,177
*	Centene Corp.	117,243	7,983
*	Match Group Inc.	171,429	7,973
	MetLife Inc.	124,916	7,866
	PPG Industries Inc.	53,201	7,656
	Exelon Corp.	180,323	7,548
	UDR Inc.	183,780	7,513
	Seagate Technology Holdings plc	116,003	7,366
*	FleetCor Technologies Inc.	28,560	7,109
	M&T Bank Corp.	50,358	7,043
	Wyndham Hotels & Resorts Inc.	88,453	6,892
	Humana Inc.	14,820	6,770
	RTX Corp.	71,100	6,252
	Teleflex Inc.	24,718	6,208
	DENTSPLY SIRONA Inc.	143,672	5,965
*	United Therapeutics Corp.	24,176	5,868
	Electronic Arts Inc.	42,458	5,789
	Chubb Ltd.	27,542	5,630
*	Airbnb Inc. Class A	36,427	5,544
*	Avantor Inc.	260,020	5,349
	AES Corp.	244,979	5,299
*	Charter Communications Inc. Class A	12,357	5,007
	Globe Life Inc.	41,337	4,637
	Philip Morris International Inc.	43,072	4,295
	Cable One Inc.	5,562	4,027
*	CarMax Inc.	48,658	4,020
*	Salesforce Inc.	162	36
			417,990
Total Common Stocks (Cost $717,386)			783,218

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[3]	Vanguard Market Liquidity Fund (Cost $8,918)	5.274%	89,199	8,918
Total Investments (99.9%) (Cost $726,304)				792,136
Other Assets and Liabilities—Net (0.1%)				921
Net Assets (100%)				793,057
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $13,271,000, representing 1.7% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	433,143	—	—	433,143
Common Stocks—Other	38,571	311,504	—	350,075
Temporary Cash Investments	8,918	—	—	8,918
Total	480,632	311,504	—	792,136